DISCONTINUED OPERATIONS - Divestiture of 2B (Details) ¥ in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2021 CNY (¥)	Apr. 14, 2020 CNY (¥)	Apr. 14, 2020 USD ($)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration		¥ 87,432
Discontinued business | 2B business
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total consideration			¥ 736,000	$ 105.0
Transaction facilitation revenue	¥ 5,198
Cost of revenues	(1,384)
Gross profit	3,814
Sales and marketing	(8,063)
General and administrative	(1,218)
Total operating expenses	(9,281)
Gain from the divestiture of 2B business	735,956
Net (loss)/income from discontinued operations	¥ 730,489